Stock-Based Compensation - Summary of Restricted Stock and Restricted Stock Unit Activity (Details) shares in Thousands	12 Months Ended
Dec. 31, 2019 $ / shares shares
Employee Restricted Stock Units
Employee Restricted Stock Units
Beginning Balance (in shares) | shares	685
Granted (in shares) | shares	382
Vested (in shares) | shares	(279)
Forfeited (in shares) | shares	(173)
Ending Balance (in shares) | shares	615
Weighted Average Grant Date Fair Value
Outstanding, Beginning Balance (in usd per share) | $ / shares	$ 52.20
Granted (in usd per share) | $ / shares	62.64
Vested (in usd per share) | $ / shares	59.73
Forfeited (in usd per share) | $ / shares	54.70
Outstanding, Ending Balance (in usd per share) | $ / shares	$ 54.58
Director Restricted Stock Units
Employee Restricted Stock Units
Beginning Balance (in shares) | shares	129
Granted (in shares) | shares	24
Vested (in shares) | shares	(37)
Forfeited (in shares) | shares	0
Ending Balance (in shares) | shares	116
Weighted Average Grant Date Fair Value
Outstanding, Beginning Balance (in usd per share) | $ / shares	$ 53.75
Granted (in usd per share) | $ / shares	66.79
Vested (in usd per share) | $ / shares	39.01
Forfeited (in usd per share) | $ / shares	0
Outstanding, Ending Balance (in usd per share) | $ / shares	$ 58.30